Long-term borrowings and debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Due in:
2014	$ 352,085
2015	197,989
2016	203,058
2017	400,739
Long-Term Debt	$ 1,153,871	$ 1,905,540